Trade Receivables, Other Receivables and Prepayments - Schedule of Trade Receivables (Details) - Trade receivables [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Trade Receivables [Line Items]
Trade receivables		$ 102
Bad debt provision for trade receivables
Trade receivables, net		$ 102